UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22907

Blackstone Real Estate Income Fund II

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)

Blackstone Real Estate Income Advisors L.L.C.

Judy Turchin, Esq.

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

With copies to:

Sarah E. Cogan, Esq. Michael W. Wolitzer, Esq. Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, NY 10017	Judy Turchin, Esq. Blackstone Real Estate Income Advisors L.L.C. 345 Park Avenue New York, NY 10154

Registrant’s telephone number, including area code: (212) 583-5000

Date of fiscal year end: December 31, 2015

Date of reporting period: June 30, 2015

Item 1.	Reports to Shareholders.

The Report to Shareholders is attached hereto.

Blackstone

Blackstone Real Estate Income Fund II

Semi-Annual Report (Unaudited) For the Period Ended June 30, 2015

Blackstone Real Estate Income Fund II

Statement of Assets and Liabilities (Unaudited)

As of June 30, 2015

Assets:
Investment in Master Fund, at fair value	$130,529,654
Receivable from Investment Manager	1,159,118
Other assets	20,945

Total assets	131,709,717

Liabilities:
Income distribution payable	406,983
Payable for shares repurchased	1,104,813
Payable for service fees	33
Payable to Investment Manager	561,797
Accrued expenses	170,608

Total liabilities	2,244,234

Net Assets	$129,465,483

Components of Net Assets:
Paid-in capital	$126,588,036
Distributions in excess of net investment income	(998,226)
Accumulated net realized gain	1,101,920
Unrealized appreciation/depreciation	2,773,753

Net Assets	$129,465,483

Net Asset Value:
Advisor Class I Shares
Net Assets	$53,821
Shares of beneficial interest outstanding, $0.001 par value, unlimited shares authorized	52.079

Net asset value per share	$1,033.45

Institutional Class II Shares
Net Assets	$129,411,662
Shares of beneficial interest outstanding, $0.001 par value, unlimited shares authorized	124,977

Net asset value per share	$1,035.48

See Notes to Financial Statements.

Blackstone Real Estate Income Fund II

Statement of Operations

For the Period Ended June 30, 2015 (Unaudited)

Investment Income:
Interest—fund level	$4,479

Interest allocated from Master Fund	3,916,404
Dividends allocated from Master Fund	224,986

Investment income allocated from Master Fund	4,141,390

Expenses allocated from Master Fund excluding Incentive Fees	(1,471,934)
Incentive Fees allocated from Master Fund	(1,013,616)

Expenses allocated from Master Fund including Incentive Fees	(2,485,550)

Net investment income/loss allocated from Master Fund	1,655,840

Total investment income	1,660,319

Expenses:
Service fees	66
Registration fees	76,150
Printing and postage fees	109,759
Professional fees	62,072
Amortization of offering costs	108,687
Miscellaneous	18,041

Total expenses	374,775

Less expenses reimbursed by Investment Manager	303,849

Net expenses	70,926

Net investment income	1,589,393

Realized and Unrealized Gain (Loss) from Master Fund:
Net realized gain (loss):
Investments	1,016,506
Securities sold short	26,964
Swap contracts	695,566

Net realized gain	1,739,036

Net change in unrealized appreciation (depreciation):
Investments	2,452,028
Securities sold short	320,483
Swap contracts	(423,514)

Net change in unrealized appreciation	2,348,997

Net realized and unrealized gain	4,088,033

Net increase in net assets resulting from operations	$5,677,426

See Notes to Financial Statements.

Blackstone Real Estate Income Fund II

Statement of Changes in Net Assets

	Six-Months Ended 6/30/2015 (unaudited)	Period Ended 12/31/2014(1)
Increase in Net Assets
Operations:
Net investment income	$1,589,393	$1,213,207
Net realized gain on investments, securities sold short and swap contracts	1,739,036	34,221
Net change in unrealized appreciation (depreciation) from investments, securities sold short and swap contracts	2,348,997	424,756

Net increase in net assets resulting from operations	5,677,426	1,672,184

Distribution of net investment income to shareholders:
Advisor Class I Shares	(1,050)	(1,070)
Institutional Class II Shares	(2,459,611)	(1,957,456)

Total distribution to shareholders	(2,460,661)	(1,958,526)

Capital Transactions:
Shareholder subscriptions:
Institutional Class II Shares	30,081,890	101,474,208
Shareholder reinvestments:
Advisor Class I Shares	1,050	—
Institutional Class II Shares	1,689,343	1,443,812
Shares repurchased:
Institutional Class II Shares	(8,261,441)	—

Net increase in net assets from capital transactions	23,510,842	102,918,020

Early withdrawal fees	6,198	—

Net increase in net assets	26,733,805	102,631,678

Net Assets:
Beginning of period	102,731,678	100,000

End of period	$129,465,483	$102,731,678

Distributions in excess of net investment income	$(998,226)	$(126,958)

Advisor Class I Shares
Beginning of period	51	50
Reinvestment in Shares	1	1

End of period	52	51

Instituional Class II Shares
Beginning of period	102,252	50
Shares issued	29,065	100,767
Reinvestment in Shares	1,631	1,435
Shares repurchased	(7,971)	—

End of period	124,977	102,252

(1)	The Fund commenced investment operations on April 1, 2014.

See Notes to Financial Statements.

Blackstone Real Estate Income Fund II

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Advisor Class I
	Six-Months Ended 6/30/2015 (unaudited)	Period Ended 12/31/2014(1)
Net Asset Value, Beginning of Period	$1,003.21	$1,000.00
Income From Investment Operations:
Net investment income(2)	12.33	13.60
Net realized and unrealized gain from investments	38.37	10.86

Net income from investment operations	50.70	24.46

Distribution of net investment income to shareholders	(20.46)	(21.25)

Net Asset Value, End of Period	$1,033.45	$1,003.21

Total Return on Net Asset Value(3)	5.06%	2.45%

Ratios to Average Net Assets(4):
Expenses to average net assets for the Fund before reimbursement from Investment Manager and allocated Incentive Fees	4.48%	4.56%
Allocated Incentive Fees to average net assets of the Fund	1.78%	0.54%

Expenses to average net assets for the Fund before reimbursement from Investment Manager(5)	6.26%	5.10%

Reimbursement from Investment Manager(6)	(1.61)%	(1.36)%

Total expenses to average net assets for the Fund after reimbursement from Investment Manager(5)	4.65%	3.74%

Net investment income gross of Incentive Fees to average net assets for the Fund	4.14%	2.34%

Net investment income to average net assets of the Fund	2.36%	1.80%

Supplementary Data:
Net assets, end of period (000 omitted)	$54	$51

Portfolio turnover(7)	42%	31%

(1)	For the period April 1, 2014 (commencement of investment operations) through December 31, 2014.
(2)	Calculated using average shares outstanding during the period.
(3)	Total Return has not been annualized.
(4)	Financial ratios have been annualized.
(5)	Includes the Fund’s share of the Master Fund’s allocated expenses.
(6)	The reimbursement includes expenses incurred by the Fund and the Master Fund. See Note 5.
(7)	The Fund is invested solely in the Master Fund, therefore this ratio reflects the portfolio turnover for the Master Fund and has not been annualized.

See Notes to Financial Statements.

Blackstone Real Estate Income Fund II

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Institutional Class II
	Six-Months Ended 6/30/2015 (unaudited)	Period Ended 12/31/2014(1)
Net Asset Value, Beginning of Period	$1,004.19	$1,000.00
Income From Investment Operations:
Net investment income(2)	14.16	15.91
Net realized and unrealized gain from investments	37.94	10.22

Net income from investment operations	52.10	26.13

Distribution of net investment income to shareholders	(20.81)	(21.94)

Early Withdrawal Fees	0.00 (3)	—

Net Asset Value, End of Period	$1,035.48	$1,004.19

Total Return on Net Asset Value(4)	5.19%	2.62%

Ratios to Average Net Assets(5):
Expenses to average net assets for the Fund before reimbursement from Investment Manager and allocated Incentive Fees	4.29%	4.31%
Allocated Incentive Fees to average net assets of the Fund	1.74%	0.48%

Expenses to average net assets for the Fund before reimbursement from Investment Manager(6)	6.03%	4.79%

Reimbursement from Investment Manager(7)	(1.64)%	(1.36)%

Total expenses to average net assets for the Fund after reimbursement from Investment Manager(6)	4.39%	3.43%

Net investment income gross of Incentive Fees to average net assets for the Fund	4.47%	2.59%

Net investment income to average net assets of the Fund	2.73%	2.11%

Supplementary Data:
Net assets, end of period (000 omitted)	$129,412	$102,680

Portfolio turnover(8)	42%	31%

(1)	For the period April 1, 2014 (commencement of investment operations) through December 31, 2014.
(2)	Calculated using average shares outstanding during the period.
(3)	Represents less than $0.01.
(4)	Total Return has not been annualized.
(5)	Financial ratios have been annualized.
(6)	Includes the Fund’s share of the Master Fund’s allocated expenses.
(7)	The reimbursement includes expenses incurred by the Fund and the Master Fund. See Note 5.
(8)	The Fund is invested solely in the Master Fund, therefore this ratio reflects the portfolio turnover for the Master Fund and has not been annualized.

See Notes to Financial Statements.

Blackstone Real Estate Income Fund II

Notes to Financial Statements

For the Period Ended June 30, 2015 (Unaudited)

1. Organization

Blackstone Real Estate Income Fund II (the “Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is a continuously offered non-diversified, closed-end management investment company. The Fund commenced investment operations on April 1, 2014. The Fund’s investment objective is to seek long-term total return, with an emphasis on current income, by primarily investing in a broad range of real estate-related debt investments. The Fund pursues its investment objective by investing substantially all of its assets in Blackstone Real Estate Income Master Fund (the “Master Fund”), a Delaware statutory trust registered under the 1940 Act as a closed-end management investment company with the same investment objective and substantially the same investment policies as the Fund.

The investment manager of the Master Fund and the Fund is Blackstone Real Estate Income Advisors L.L.C. (the “Investment Manager”), an investment advisor registered under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member thereof, a “Trustee”) of the Master Fund and the Fund supervises the conduct of the Master Fund’s and the Fund’s affairs and, pursuant to their investment management agreements, has engaged the Investment Manager to manage the Master Fund’s and the Fund’s day-to-day investment activities and operations.

The Master Fund’s financial statements, which are attached hereto, are an integral part of these financial statements and should be read in conjunction with the Fund’s financial statements. At June 30, 2015, the Fund held a 20% ownership interest in the Master Fund.

2. Basis of Presentation

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars.

The preparation of the financial statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the amount of reported assets, liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates and these differences could be material.

3. Significant Accounting Policies

Investment in Master Fund

The Fund’s investment in the Master Fund is recorded at fair value and is based upon the Fund’s percentage ownership of the net assets of the Master Fund. The performance of the Fund is directly affected by the performance of the Master Fund. See Note 3 to the Master Fund’s financial statements for the determination of fair value of the Master Fund’s investments.

Investment Transactions and Related Investment Income and Expense

Investment transactions are accounted for on a trade date basis. The Fund’s net investment income or loss consists of the Fund’s pro rata share of the net investment income or loss of the Master Fund, less all expenses of the Fund.

Blackstone Real Estate Income Fund II

Notes to Financial Statements (Continued)

For the Period Ended June 30, 2015 (Unaudited)

Realized and unrealized gains and losses from security transactions consist of the Fund’s pro rata share of the Master Fund’s realized and unrealized gains and losses. Class specific shareholder servicing fees are borne by the Advisor Class I Shares. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to the respective classes daily on the basis of relative net assets.

Contingencies

Under the Fund’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), the Fund’s officers and each Trustee are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts that contain a variety of representations and indemnification obligations and expects the risk of loss to be remote.

Income Taxes

The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its investment company net taxable investment income and net capital gain realized on investments to its shareholders. Therefore, no federal income tax provision is expected to be required. The Fund plans to file U.S. Federal and various state and local tax returns.

At December 31, 2014, the Fund had approximately $637,116 of net tax basis capital loss carryforwards, which may be applied against realized net taxable capital gains indefinitely, including short-term losses of $637,116.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax return for the prior fiscal year remains open subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders

Dividends from net investment income are expected to be declared and paid quarterly. Distributions from capital gains are expected to be declared and paid at least annually. Dividends and capital gain distributions paid by the Fund will be reinvested in additional common shares of beneficial interest, par value $0.001 per share, of the Fund (“Shares”), unless a shareholder elects not to reinvest in Shares or is otherwise ineligible. Shares purchased by reinvestment are issued at their net asset value on the next valuation date following the ex-dividend date.

Offering Costs

At June 30, 2015, the Fund had $440,784 payable to the Investment Manager for offering costs paid by the Investment Manager on behalf of the Fund. This amount is subject to the Expense Limitation and Reimbursement Agreement (See Note 5) and is recorded within the payable to Investment Manager on the Statement of Assets and Liabilities. Offering costs will be amortized over 12 months on a straight-line basis beginning with the commencement of operations, subject to the Expense Limitation and Reimbursement Agreement (See Note 5).

Blackstone Real Estate Income Fund II

Notes to Financial Statements (Continued)

For the Period Ended June 30, 2015 (Unaudited)

4. Fund Terms

Issuance of Shares

The Fund offers two classes of Shares, Advisor Class I Shares and Institutional Class II Shares on a best efforts basis, pursuant to a continuous offering registered with the Securities and Exchange Commission. In the future, other classes of Shares may be registered and included in the offering. The Fund will issue Shares to eligible investors as of the first business day of the month or at such other times as determined by the Board upon receipt and acceptance of an initial or additional application for Shares. The Fund reserves the right to reject any applications for subscriptions of Shares. Shares are not subject to a sales load. No public market exists for the Shares, and none is expected to develop. The Shares are subject to restrictions on transferability and resale and may not be transferred or resold except as permitted under the Fund’s Declaration of Trust.

Repurchase of Shares

The Fund may, from time to time, offer to repurchase a portion of its outstanding Shares pursuant to written tenders by shareholders. Repurchases will be made only at such times and on such terms as may be determined by the Board, in its complete and exclusive discretion. Shareholders who tender Shares within the 12 month period following acquisition will be subject to an early withdrawal fee of 2% of the aggregate net asset value of the Shares repurchased by the Fund. In determining whether the Fund should repurchase Shares from shareholders pursuant to written tenders, the Fund’s Board will consider the Investment Manager’s recommendations. The Investment Manager expects that generally it will recommend to the Fund’s Board that the Fund offer to repurchase Shares from shareholders on a quarterly basis. Since the Fund’s assets will consist primarily of its investment in the Master Fund, the ability of the Fund to have its Shares in the Master Fund repurchased would be subject to the Master Fund’s repurchase policy.

The timing, terms and conditions of any particular repurchase offer may vary at the sole discretion of the Board. Repurchase offers will generally commence approximately 95 days prior to the last day of March, June, September and December each year (each such last date is referred to as a Tender Valuation Date) and remain open for approximately 30 calendar days. The early withdrawal fees for the Fund’s Institutional Class II Shares for the period ended June 30, 2015 were $6,198.

5. Investment Adviser Fees and Other Related Party Transactions

Management Fee

The Master Fund pays the Investment Manager a management fee (the “Management Fee”) quarterly in arrears (accrued on a monthly basis), equal to 1.50% (annualized) of the Master Fund’s Managed Assets. “Managed Assets” is defined as net assets, plus the amount of leverage for investment purposes. The Management Fee for any period less than a full quarter will be prorated. The Investment Manager agreed to temporarily reduce its Management Fee to an annualized rate of 0.75% of the Master Fund’s Managed Assets, effective from October 1, 2014 until December 31, 2015 (which may be extended, terminated or modified by the Investment Manager in its sole discretion). The Investment Manager will not charge the Fund a management fee as long as substantially all of the assets of the Fund are invested in the Master Fund. The Fund indirectly bears a pro rata share of the Master Fund’s Management Fee, which was $648,748, net of voluntary waivers, for the period ended June 30, 2015.

Incentive Fee

The Master Fund accrues a performance-based incentive fee (the “Incentive Fee”) on a monthly basis throughout the fiscal year of the Master Fund. The Incentive Fee is paid to the Investment Manager promptly

Blackstone Real Estate Income Fund II

Notes to Financial Statements (Continued)

For the Period Ended June 30, 2015 (Unaudited)

after the end of each fiscal year of the Master Fund. The Incentive Fee is determined as of the end of the fiscal year in an amount equal to 15% of the amount by which the Master Fund’s Net Capital Appreciation (as defined below) for each Fiscal Period (as defined below) ending within or coterminous with the close of such fiscal year exceeds the balance of the loss carryforward account and any allocated Management Fee expense for such Fiscal Period, without duplication for any Incentive Fees paid during such fiscal year. The Master Fund also pays the Investment Manager the Incentive Fee in the event a Fiscal Period is triggered in connection with a repurchase offer by the Master Fund. For purposes of calculating the Incentive Fee, “Net Capital Appreciation” means, with respect to any Fiscal Period, the difference, if any, between (x) the sum of (i) the value of the Master Fund’s net asset value at the end of that Fiscal Period (prior to the Incentive Fee for such Fiscal Period) increased by the dollar amount of the Master Fund’s interests repurchased during the Fiscal Period (excluding repurchases as of the last day of the Fiscal Period after determination of the Incentive Fee), (ii) the amount of any dividends, distributions or withdrawals paid to shareholders during the Fiscal Period and not reinvested in the Master Fund (excluding any dividends and other distributions to be paid as of the last day of the Fiscal Period), and (iii) the Management Fee expense and sales load (or other similar sales load) for that Fiscal Period, and (y) the sum of (i) the value of the Master Fund’s net asset value at the beginning of that Fiscal Period (prior to the Management Fee for such Fiscal Period), increased by the dollar amount of the Master Fund’s interests issued during the Fiscal Period (excluding any shares issued in connection with the reinvestment of dividends and other distributions paid by the Master Fund) and (ii) the amount of any subscriptions to the Master Fund during that Fiscal Period. All calculations of Net Capital Appreciation will be made (without duplication) after deduction of all general, administrative and other operating expenses of the Master Fund (excluding the Incentive Fee) and any amounts necessary, in the Investment Manager’s sole discretion, as appropriate reserves for such expenses. “Fiscal Period” means each twelve-month period ending on the Master Fund’s fiscal year-end, provided that whenever the Master Fund conducts a repurchase offer, each of the periods of time from the last Fiscal Period-end through the effective date of the repurchase offer and the period of time from the effective date of the repurchase offer through the next Fiscal Period-end also constitutes a Fiscal Period. The Investment Manager will not charge the Fund an Incentive Fee as long as substantially all of the assets of the Fund are invested in the Master Fund. The Fund indirectly bears a pro rata share of the Master Fund’s Incentive Fee, which was $1,013,616 for the period ended June 30, 2015.

Expense Limitation and Reimbursement

The Investment Manager has entered into an Expense Limitation and Reimbursement Agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund to limit the amount of the Fund’s Specified Expenses (as defined below) to no more than 0.35% per annum of the Fund’s net assets (the “Expense Cap”) (computed and applied on a monthly basis). Specified Expenses includes all expenses incurred in the business of the Fund and the Fund’s pro rata share of the expenses of the Master Fund, including organizational costs, with the exception of: (i) the Management Fee, (ii) the Incentive Fee, (iii) the Service Fee, (iv) brokerage costs, (v) dividend/interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund or the Master Fund), (vi) taxes, and (vii) extraordinary expenses (as determined in the sole discretion of the Investment Manager). To the extent that Specified Expenses for the Fund (including the Fund’s pro rata share of the Master Fund’s Specified Expenses) for any month exceed the Expense Cap, the Investment Manager will waive its fees and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Expense Limitation and Reimbursement Agreement cannot be terminated prior to January 23, 2017 without the Board’s consent. The Fund has agreed to repay the amounts borne by the Investment Manager under the Expense Limitation and Reimbursement Agreement within the three year period after the Investment Manager bears the expense, when and if requested by the Investment Manager, but only if and to the extent the Specified Expenses of the Fund (including the Fund’s pro rata share of the Master Fund’s Specified

Blackstone Real Estate Income Fund II

Notes to Financial Statements (Continued)

For the Period Ended June 30, 2015 (Unaudited)

Expenses) are less than the lower of the Expense Cap and any expense limitation agreement then in effect with respect to the Specified Expenses. The repayment may not raise the level of Specified Expenses of the Fund (including the Fund’s pro rata share of the Master Fund’s Specified Expenses) in the month of repayment to exceed the Expense Cap.

As of June 30, 2015, the repayments that may potentially be made by the Fund to the Investment Manager are $303,849.

Distribution Agreement and Service Plan

Blackstone Advisory Partners L.P., an affiliate of the Investment Manager, acts as the distributor of the Shares (the “Distributor”). Pursuant to a distribution agreement between the Fund and the Distributor, the Fund pays the Distributor a shareholder servicing fee (the “Service Fee”) equal to 0.25% (annualized) of the average net assets of the Fund attributable to Advisor Class I Shares, in accordance with the Fund’s Service Plan.

6. Administration Agreements

The Master Fund and the Fund have entered into administration, custody and transfer agency agreements (the “Administration Agreements”) with State Street Bank and Trust Company (“State Street”). State Street and/or its affiliates are responsible for providing administration, custody and transfer agency services for the Master Fund and the Fund, including, but not limited to: (i) maintaining corporate and financial books and records of the Master Fund and the Fund, (ii) providing administration services and (iii) performing other accounting and clerical services necessary in connection with the administration of the Master Fund and the Fund. The services performed by State Street may be completed by one or more of its affiliated companies.

7. Financial Instruments and Off-Balance Sheet Risk

Market Risk: In the normal course of business, the Master Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Master Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Master Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations.

Credit and Counterparty Risk: The Master Fund will be subject to credit risk with respect to the counterparties to its derivatives contracts (whether a clearing corporation in the case of exchange-traded instruments or another third party in the case of over-the-counter (“OTC”) instruments entered into by the Master Fund. The Investment Manager will evaluate and monitor the creditworthiness of counterparties in order to ensure that such counterparties can perform their obligations under the relevant agreements. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Master Fund may experience significant delays in obtaining any recovery under the derivative contract in a dissolution, assignment for the benefit of creditors, liquidation, winding-up, bankruptcy or other analogous proceeding. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Master Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Master Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying security. The Master Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Blackstone Real Estate Income Fund II

Notes to Financial Statements (Continued)

For the Period Ended June 30, 2015 (Unaudited)

Currently, certain categories of interest rate and credit default swaps are subject to mandatory clearing, and more are expected to be cleared in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivative transactions because generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that a clearing house, or its members, will satisfy the clearing house’s obligations to the Master Fund. Counterparty risk with respect to certain exchange-traded and over-the-counter derivatives may be further complicated by recently enacted U.S. financial reform legislation. Cash collateral that has been pledged to cover obligations of the Master Fund under derivative financial instrument contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Liquidity Risk: Some securities held by the Master Fund may be difficult to sell, or illiquid, during times of market turmoil or otherwise. Illiquid securities may also be difficult to value. If the Master Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Master Fund may be forced to sell at a loss or at a price lower than it could have otherwise received.

Non-Diversification Risk: The Master Fund is classified as a “non-diversified” investment company which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Master Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.

Additional risks associated with each type of investment are described within the respective security type notes. The Fund’s prospectus includes a discussion of the principal risks of investing in the Fund and indirectly in the Master Fund.

8. Subsequent Events

The Investment Manager has evaluated the impact of subsequent events through the date of financial statement issuance, and determined there were no subsequent events outside the normal course of business requiring adjustment to or disclosure in the financial statements.

Blackstone Real Estate Income Fund II

Supplemental Information

June 30, 2015 (Unaudited)

Form N-Q Filings

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings and allocations shown on any Form N-Q are as of the date indicated in the filing and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Proxy Voting Policies

The Fund and the Master Fund have delegated proxy voting responsibilities to the Investment Manager, subject to the Board’s general oversight. A description of the policies and procedures used to vote proxies related to the Fund’s and the Master Fund’s portfolio securities, and information regarding how the Fund and the Master Fund voted proxies relating to their portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling toll free, 1-800-248-1621 and (2) on the SEC’s website at http://www.sec.gov.

Additional Information

The Fund’s registration statement includes additional information about the Trustees of the Fund. The registration statement is available, without charge, upon request by calling 1-855-890-7725.

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Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number and income

■    Assets and investment experience

■    Risk tolerance and transaction history

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Blackstone Registered Funds (as defined below) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do Blackstone Registered Funds share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

Questions?	Email us at GLB.privacy@blackstone.com

Who we are
Who is providing this notice?	Blackstone Registered Funds include Blackstone Alternative Alpha Fund, Blackstone Alternative Alpha Fund II, Blackstone Real Estate Income Fund, Blackstone Real Estate Income Fund II, Blackstone Alternative Investment Funds, on behalf of its series Blackstone Alternative Multi-Manager Fund and Blackstone Alternative Multi-Strategy Fund, and the GSO Funds, consisting of Blackstone / GSO Senior Floating Rate Term Fund, Blackstone / GSO Long-Short Credit Income Fund and Blackstone / GSO Strategic Income Fund
What we do
How do Blackstone Registered Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do Blackstone Registered Funds collect my personal information?

We collect your personal information, for example, when you:

■    open an account or give us your income information

■    provide employment information or give us your contact information

■    tell us about your investment or retirement portfolio

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

■    sharing for affiliates’ everyday business purposes—information about your creditworthiness

■    affiliates from using your information to market to you

■    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account—unless you tell us otherwise.
Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    Our affiliates include companies with a Blackstone name and financial companies such as GSO Capital Partners LP and Strategic Partners Fund Solutions.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Blackstone Registered Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Our joint marketing partners include financial services companies.
Other important information

California Residents—In accordance with California law, we will not share information we collect about California residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will also limit the sharing of information about you with our affiliates to the extent required by applicable California law.

Vermont Residents—In accordance with Vermont law, we will not share information we collect about Vermont residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will not share creditworthiness information about Vermont residents among Blackstone Registered Funds’ affiliates except with the authorization or consent of the Vermont resident.

Blackstone Real Estate Income Master Fund

Schedule of Investments (Unaudited)

June 30, 2015

Portfolio Composition	Percentage of Total Net Assets
Commercial Mortgage-Backed Securities	103.0%
Interest Only Commercial Mortgage-Backed Securities	1.4
Mezzanine Debt	25.1
Bank Loan	2.6
Common Stock	3.3
Repurchase Agreements	7.8
Securities Sold Short	(20.2)
Other Assets and Liabilities(1)	(23.0)

Total	100.0%

(1)	Assets, other than investment in securities, net of other liabilities. See Statement of Assets and Liabilities.

See Notes to Financial Statements.

Blackstone Real Estate Income Master Fund

Schedule of Investments

June 30, 2015 (Unaudited)

	Principal Amount	Value

LONG-TERM INVESTMENTS — 135.4%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 103.0%
American Homes 4 Rent, Series 2014-SFR2, Class E, 6.23%, 10/17/36 (a),(c),(d)	$12,573,000	$13,217,945
American Homes 4 Rent, Series 2014-SFR3, Class E, 6.42%, 12/17/36 (a),(d)	12,222,000	12,936,529
American Homes 4 Rent, Series 2015-SFR1, Class E, 5.64%, 04/17/52 (a),(d)	10,071,000	10,170,678
Banc of America Merrill Lynch, Series 2014-FL1, Class E, 5.69%, 12/15/31 (a),(b),(d)	9,361,000	8,422,757
Banc of America Merrill Lynch, Series 2014-FRR5, Class A714, 0.00%, 01/27/47 (a),(c),(e)	14,843,755	11,032,085
Banc of America Merrill Lynch,
Series 2014-INLD, Class E, 3.52%, 12/15/29 (a),(b),(c),(d)	21,112,000	20,688,350
Series 2014-INLD, Class F, 2.71%, 12/15/29 (a),(b),(c),(d)	45,859,000	42,243,155
Banc of America Merrill Lynch, Series 2015-ASHF, Class F, 4.19%, 01/15/28 (a),(b),(d)	8,915,000	8,922,357
Barclays Commercial Mortgage,
Series 2015-RRI, Class E, 3.79%, 05/15/32 (a),(b),(d)	26,904,000	26,580,754
Series 2015-RRI, Class F, 4.64%, 05/15/32 (a),(b),(d)	30,748,000	30,372,641
BHMS Mortgage Trust,
Series 2014-ATLS, Class BFX, 4.24%, 07/05/33 (a),(c)	10,102,000	10,110,639
Series 2014-ATLS, Class EFL, 4.19%, 07/05/33 (a),(b),(d)	10,000,000	9,934,856
Carefree Portfolio Trust, Series 2014-CARE, Class F, 2.77%, 11/15/19 (a),(b),(c),(d)	13,538,000	12,832,164
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class E, 5.00%, 09/10/45 (a),(b),(d)	6,296,926	5,726,069
Citigroup Commercial Mortgage Trust, Series 2013-375 P, Class E, 3.63%, 05/10/35 (a),(b),(d)	5,949,613	5,409,972
Colony American Homes, Series 2014-1A, Class E, 3.05%, 05/17/31 (a),(b),(d)	11,939,830	11,539,422
Colony American Homes, Series 2014-2A, Class E, 3.39%, 07/17/31 (a),(b),(d)	4,536,361	4,449,339
Commercial Mortgage Trust, Series 2013-CR8, Class E, 4.00%, 06/10/46 (a),(b),(c),(d)	10,522,000	8,396,241
Commercial Mortgage Trust, Series 2014-CR17, Class E, 4.96%, 05/10/47 (a),(b),(c)	8,387,000	7,291,337
Commercial Mortgage Trust,
Series 2014-FL5, Class KH1, 3.84%, 08/15/31 (a),(b),(d)	16,445,000	15,878,034
Series 2014-FL5, Class KH2, 4.69%, 08/15/31 (a),(b),(d)	10,598,000	10,198,441
Commercial Mortgage Trust, Series 2014-UBS5, Class D, 3.50%, 09/10/47 (a),(c)	2,006,000	1,622,514
Commercial Mortgage Trust, Series 2014-UBS6, Class E, 4.62%, 12/10/47 (a),(b),(c)	9,693,000	7,944,039

See Notes to Financial Statements.

Blackstone Real Estate Income Master Fund

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Commercial Mortgage Trust, Series 2015-CR23, Class CME, 3.81%, 05/10/48 (a),(c)	$7,501,000	$6,808,595
Commercial Mortgage Trust, Series 2012-CR5, Class F, 4.48%, 12/10/45 (a),(b),(c)	12,489,160	10,834,350
Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.37%, 09/15/37 (a),(c),(d)	6,506,000	5,957,728
Credit Suisse Mortgage Trust, Series 2015-TOWN, Class E, 4.34%, 03/15/17 (a),(b),(c),(d)	26,859,000	26,808,296
Cress Ltd.,
Series 2008, Class B, 1.48%, 12/21/42 (b)	19,686,391	17,988,440
Series 2008, Class C, 1.33%, 12/21/42 (b)	7,500,000	5,390,625
Series 2008, Class D, 1.48%, 12/21/42 (b)	4,219,000	1,914,371
Series 2008, Class E, 1.73%, 12/21/42 (b)	5,156,000	1,308,335
Series 2008, Class F, 1.00%, 12/21/42 (b)	19,637,476	1,943,128
Equity Mortgage Trust,
Series 2014-INNS, Class E, 3.64%, 05/08/31 (a),(b),(d)	10,000,000	9,993,363
Series 2014-INNS, Class F, 4.09%, 05/08/31 (a),(b),(c),(d)	24,443,000	24,131,828
GAHR Commercial Mortgage Trust,
Series 2015-NRF, Class EFX, 3.49%, 12/15/19 (a),(b),(d)	23,844,000	22,327,534
Series 2015-NRF, Class FFX, 3.49%, 12/15/19 (a),(b),(c)	4,087,000	3,762,153
GCCFC Commercial Mortgage Trust, Series 2007-GG9, Class AJ, 5.51%, 03/10/39 (b),(d)	12,681,856	12,308,914
Great Wolf Trust, Series 2015-WOLF, Class E, 4.64%, 05/15/34 (a),(b),(d)	23,719,000	23,715,442
GS Mortgage Securities Trust, Series 2006-GG8, Class B, 5.66%, 11/10/39 (c)	4,595,000	4,118,220
GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.79%, 08/10/45 (b),(d)	18,669,000	19,023,106
GS Mortgage Securities Trust, Series 2012-GCJ9, Class E, 5.02%, 11/10/45 (a),(b),(c)	10,250,422	9,115,486
GS Mortgage Securities Trust, Series 2014-GSFL, Class E, 6.14%, 07/15/31 (a),(b),(c),(d)	19,516,000	19,410,828
JP Morgan Chase Commercial Mortgage Trust, Series 2013-LC11, Class E, 3.25%, 04/15/46 (a),(b),(c)	4,728,280	3,619,988
JP Morgan Chase Commercial Mortgage Trust, Series 2014-FL6, Class D, 4.44%, 11/15/31 (a),(b),(d)	16,375,000	15,846,368
JP Morgan Chase Commercial Mortgage Trust, Series 2014-INN, Class E, 3.79%, 06/15/29 (a),(b),(d)	16,535,000	16,487,801
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AJ, 5.41%, 11/15/38 (c),(d)	13,117,428	12,005,229
Merrill Lynch Mortgage Trust, Series 2007-C1, Class AJ, 6.03%, 06/12/50 (b),(c)	6,846,000	3,405,152
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class G, 4.50%, 08/15/45 (a),(d)	12,300,651	10,794,350
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class F, 4.44%, 02/15/46 (a),(b),(d)	10,844,953	9,127,840

See Notes to Financial Statements.

Blackstone Real Estate Income Master Fund

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class E, 4.30%, 05/15/46 (a),(b),(c)	$5,516,000	$4,722,249
Series 2013-C9, Class F, 4.30%, 05/15/46 (b),(c)	8,644,588	7,131,050
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class F, 4.22%, 07/15/46 (a),(b),(c)	10,598,802	8,911,093
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class E, 4.93%, 10/15/46 (a),(b),(d)	6,233,532	5,591,445
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class E, 5.06%, 04/15/47 (a),(b),(c)	4,000,000	3,530,095
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class AJ, 5.83%, 07/15/45 (b),(c),(d)	18,211,837	18,478,631
Series 2006-C27, Class B, 5.87%, 07/15/45 (b),(c)	11,503,000	10,597,789
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AJ, 5.37%, 11/15/48 (b),(d)	22,785,682	22,982,676

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $660,019,749)		676,012,816

INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
Commercial Mortgage Trust, Series 2013-LC6, Class XC, 0.93%, 01/10/46 (a),(b),(c)	92,323,222	4,597,964
JP Morgan Chase Commercial Mortgage Trust, Series 2013-C16, Class XC, 1.43%, 12/15/46 (a),(b),(c)	36,883,521	2,993,843
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XC, 1.01%, 04/15/47 (a),(b),(c)	28,065,772	1,618,432

TOTAL INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $9,121,478)		9,210,239

MEZZANINE DEBT — 25.1%
BHMS Mortgage Trust, Series 2014-MZ, Class M, 7.37%, 07/05/33 (a),(b),(c)	20,204,000	20,111,587
Carefree Portfolio Trust, Series 2014-CMZA, Class MZA, 6.16%, 11/15/19 (a),(b),(c)	24,624,000	24,694,055
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class MZ, 8.21%, 04/10/20 (c)	102,500,000	104,137,571
Equity Mortgage Trust, Series 2014-INMZ, Class M, 4.93%, 05/08/31 (a),(b),(c)	16,207,241	16,198,931

TOTAL MEZZANINE DEBT (COST $163,959,076)		165,142,144

BANK LOAN — 2.6%
Four Seasons Holdings, Inc., 6.25%, 12/27/20 (b)	17,028,000	17,028,000

TOTAL BANK LOAN (COST $17,066,361)		17,028,000

See Notes to Financial Statements.

Blackstone Real Estate Income Master Fund

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

	Shares	Value

COMMON STOCK — 3.3%
REITS—Mortgage — 3.3%
Apollo Commercial Real Estate Finance, Inc. (c)	1,309,297	$21,524,843

TOTAL COMMON STOCK (COST $21,791,033)		21,524,843

TOTAL LONG-TERM INVESTMENTS (COST $871,957,697)		888,918,042

	Principal Amount	Value

SHORT-TERM INVESTMENTS — 7.8%
REPURCHASE AGREEMENTS — 7.8%
Bank of America Merrill Lynch:
Dated 04/01/2015, with a maturity date of 07/01/2015, an interest rate of 0.15%, collateralized by USD 25,000,000 U.S. Treasury Notes 1.38%, due 03/31/20 and a market value, including accrued interest of $25,478,740.	$25,469,083	25,469,083
Dated 04/06/2015, with a maturity date of 07/06/2015, an interest rate of 0.20%, collateralized by USD 25,000,000 U.S. Treasury Notes 1.38%, due 03/31/20 and a market value, including accrued interest of $25,549,824.	25,537,623	25,537,623

TOTAL REPURCHASE AGREEMENTS (COST $51,006,706)		51,006,706

TOTAL SHORT-TERM INVESTMENTS (COST $51,006,706)		51,006,706

TOTAL INVESTMENTS IN SECURITIES — 143.2% (COST $922,964,403) (f)		939,924,748

SECURITIES SOLD SHORT — (20.2)%
U.S. TREASURY NOTES — (20.2)%
U.S. Treasury Notes, 1.38%, 03/31/20	50,000,000	(49,476,555)
U.S. Treasury Notes, 2.13%, 05/15/25	18,000,000	(17,643,519)
U.S. Treasury Notes, 2.25%, 11/15/24	66,000,000	(65,489,543)

TOTAL U.S. TREASURY NOTES (PROCEEDS $134,097,194)		(132,609,617)

TOTAL SECURITIES SOLD SHORT (PROCEEDS $134,097,194)		(132,609,617)

Other Assets and Liabilities — (23.0)% (g)		(150,764,873)

Net Assets — 100.0%		$656,550,258

See Notes to Financial Statements.

Blackstone Real Estate Income Master Fund

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Footnote Legend:

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(b)	Variable/floating interest rate security. Rate presented is as of June 30, 2015.
(c)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(d)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(e)	Non-interest bearing bond.
(f)	Approximates cost for federal tax purposes.
(g)	Assets, other than investments in securities, less liabilities other than securities sold short.

Abbreviation Legend:
REITS	— Real Estate Investment Trusts

Reverse Repurchase Agreements Outstanding at June 30, 2015

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Bank of America Merrill Lynch	1.68%	04/14/15	07/14/15	$9,482,000	$9,516,514
Bank of America Merrill Lynch	1.88%	05/19/15	08/19/15	2,303,000	2,308,172
Bank of America Merrill Lynch	1.88%	05/19/15	08/19/15	2,879,000	2,885,465
Bank of America Merrill Lynch	1.88%	05/19/15	08/19/15	3,494,000	3,501,846
Bank of America Merrill Lynch	1.88%	05/19/15	08/19/15	5,486,000	5,498,319
Bank of America Merrill Lynch	1.88%	05/19/15	08/19/15	5,970,000	5,983,406
Bank of America Merrill Lynch	1.88%	05/19/15	08/19/15	7,460,000	7,476,752
Bank of America Merrill Lynch	1.88%	05/19/15	08/19/15	7,539,000	7,555,929
Bank of America Merrill Lynch	1.88%	05/19/15	08/19/15	10,945,000	10,969,578
Bank of America Merrill Lynch	1.88%	05/19/15	08/19/15	11,913,000	11,939,751
Bank of America Merrill Lynch	1.88%	05/26/15	08/26/15	1,710,000	1,713,215
Bank of America Merrill Lynch	1.88%	05/26/15	08/26/15	7,944,000	7,958,935
Bank of America Merrill Lynch	1.89%	06/15/15	09/15/15	5,645,000	5,649,742
Bank of America Merrill Lynch	1.89%	06/15/15	09/15/15	6,923,000	6,928,815
Bank of America Merrill Lynch	2.14%	06/15/15	09/15/15	8,078,000	8,083,762
Bank of America Merrill Lynch	1.79%	06/18/15	09/15/15	3,264,000	3,266,110
Bank of America Merrill Lynch	1.79%	06/18/15	09/15/15	3,542,000	3,544,289
Bank of America Merrill Lynch	2.03%	06/22/15	09/22/15	8,752,000	8,756,442
Bank of America Merrill Lynch	1.98%	06/25/15	09/22/15	7,903,000	7,905,608
Bank of America Merrill Lynch	1.69%	06/29/15	07/29/15	5,167,000	5,167,485
Bank of America Merrill Lynch	1.69%	06/29/15	07/29/15	5,362,000	5,362,503
RBC Capital Markets, LLC	1.88%	02/17/15	08/17/15	13,262,000	13,354,923
RBC Capital Markets, LLC	1.78%	04/14/15	07/14/15	17,864,000	17,932,779
RBC Capital Markets, LLC	1.63%	05/12/15	08/12/15	13,119,000	13,148,697
RBC Capital Markets, LLC	1.53%	05/18/15	08/18/15	12,405,000	12,428,137
RBC Capital Markets, LLC	1.78%	06/04/15	09/04/15	11,841,000	11,856,796
RBC Capital Markets, LLC	1.88%	06/04/15	09/04/15	12,935,000	12,953,226
RBC Capital Markets, LLC	1.88%	06/09/15	09/09/15	6,829,000	6,836,851

See Notes to Financial Statements.

Blackstone Real Estate Income Master Fund

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
RBC Capital Markets, LLC	1.78%	06/09/15	09/09/15	$11,425,000	$11,437,436
RBC Capital Markets, LLC	2.04%	06/19/15	09/21/15	15,062,000	15,081,975
RBC Capital Markets, LLC	1.54%	06/19/15	09/21/15	18,610,000	18,619,526
RBC Capital Markets, LLC	1.94%	06/23/15	12/23/15	10,332,000	10,336,463
RBC Capital Markets, LLC	1.38%	06/25/15	09/25/15	7,255,000	7,255,582
RBC Capital Markets, LLC	1.84%	06/25/15	10/26/15	15,920,000	15,924,884
RBC Capital Markets, LLC	1.94%	06/26/15	10/26/15	5,397,000	5,398,454
RBC Capital Markets, LLC	1.83%	06/30/15	10/26/15	16,603,000	16,603,000

Total Reverse Repurchase Agreements Outstanding				$320,620,000	$321,141,367

OTC Credit Default Swaps on Index (Sell Protection)—Outstanding at June 30, 2015

Reference Obligation	Rating	Master Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount(1)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BB.6	BB	5.00%	05/25/63	Citibank, N.A.	103,326,210 USD	$(583,172)	$801,643	$(1,384,815)
CMBX.NA.BB.6	BB	5.00%	05/25/63	Morgan Stanley & Co. LLC	5,532,220 USD	(31,224)	35,503	(66,727)
CMBX.NA.BB.6	BB	5.00%	05/25/63	Goldman Sachs & Co.	26,875,610 USD	(151,686)	94,725	(246,411)
CMBX.NA.BB.7	BB	5.00%	01/25/47	Citibank, N.A.	7,399,410 USD	(179,723)	(234,934)	55,211
CMBX.NA.BB.7	BB	5.00%	01/25/47	Morgan Stanley & Co. LLC	5,000,000 USD	(121,444)	(9,739)	(111,705)
CMBX.NA.BB.7	BB	5.00%	01/25/47	Goldman Sachs & Co.	3,628,000 USD	(88,120)	(30,044)	(58,076)
CMBX.NA.BBB.7	BBB	3.00%	01/25/47	Citibank, N.A.	4,425,510 USD	(122,337)	(139,592)	17,255

Total OTC Credit Default Swaps on Index (Sell Protection)						$(1,277,706)	$517,562	$(1,795,268)

(1)	The maximum potential amount the Master Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swaps on Index (Buy Protection)—Outstanding at June 30, 2015

Reference Obligation	Rating	Master Fund Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.20	BB	(5.00%	)	06/20/18	Citibank, N.A.	30,720,000 USD	$(2,519,279)	$(2,450,707)	$(68,572)
CDX.NA.HY.21	BB	(5.00%	)	06/20/18	Citibank, N.A.	28,800,000 USD	(2,207,590)	(2,229,120)	21,530
CDX.NA.HY.22	BB	(5.00%	)	06/20/19	Citibank, N.A.	66,240,000 USD	(5,368,030)	(5,020,583)	(347,447)

Total Centrally Cleared Credit Default Swaps on Index (Buy Protection)							$(10,094,899)	$(9,700,410)	$(394,489)

See Notes to Financial Statements.

Blackstone Real Estate Income Master Fund

Schedule of Investments (Continued)

June 30, 2015 (Unaudited)

OTC Total Return Swaps—Outstanding at June 30, 2015

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
CITI Loan Funding LLC	03/11/2016	Citibank, N.A.	2,002,500 USD	$(2,500)
CITI Loan Funding LLC	03/11/2016	Citibank, N.A.	8,298,695 USD	(13,824)
CITI Loan Funding LLC	03/11/2016	Citibank, N.A.	3,462,437 USD	(27,079)
CITI Loan Funding LLC	03/11/2016	Citibank, N.A.	3,447,401 USD	(26,962)

Total OTC Total Return Swaps Outstanding				$(70,365)

Centrally Cleared Interest Rate Swap—Outstanding at June 30, 2015

The Master Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	Three-Month Libor	2.031%	05/20/21	Citibank, N.A.	100,000,000 USD	$(525,440)	$—	$(525,440)

Total Centrally Cleared Interest Rate Swap Outstanding						$(525,440)	$—	$(525,440)

See Notes to Financial Statements.

Blackstone Real Estate Income Master Fund

Statement of Assets and Liabilities (Unaudited)

As of June 30, 2015

Assets:
Investment in securities, at value (cost $922,964,403)	$939,924,748
Cash	46,990,915
Restricted cash segregated with counterparties	130,117,047
Income receivable	3,415,058
Variation margin receivable on centrally cleared swaps	625,726
Swap contracts, premium paid	931,871
Unrealized appreciation on swap contracts	72,466
Other assets	221,226

Total Assets	1,122,299,057

Liabilities:
Securities sold short, at value (proceeds of $134,097,194)	132,609,617
Payable for reverse repurchase agreements	321,141,367
Swap contracts, premium received	414,309
Unrealized depreciation on swap contracts	1,938,099
Interest payable on securities sold short	1,303,003
Incentive Fees payable	5,331,082
Management fees payable	1,760,522
Payable to Investment Manager	893,379
Accrued expenses	357,421

Total Liabilities	465,748,799

Net Assets	$656,550,258

Components of Net Assets:
Investors’ equity	$640,887,898
Unrealized appreciation/depreciation	15,662,360

Net Assets	$656,550,258

See Notes to Financial Statements.

Blackstone Real Estate Income Master Fund

Statement of Operations (Unaudited)

For the Period Ended June 30, 2015

Investment Income:
Interest	$20,339,491
Dividends	1,152,181

Total investment income	21,491,672

Expenses:
Management fees	6,739,900
Incentive Fees	5,331,082
Administration fees	91,472
Custodian and accounting fees	77,576
Trustees’ fees and expenses	57,272
Transfer Agent fees	109,949
Registration fees	12,195
Professional fees	152,250
Interest on securities sold short	1,040,053
Interest expense	2,541,556
Amortization of offering costs	23,736
Amortization of prepaid insurance	132,024
Miscellaneous	38,512

Total expenses	16,347,577

Less Management fees waived by Investment Manager	3,369,950

Net expenses	12,977,627

Net investment income	8,514,045

Realized and Unrealized Gain (Loss):
Net realized gain (loss):
Investments	5,233,570
Securities sold short	138,711
Swap contracts	3,588,649

Net realized gain	8,960,930

Net change in unrealized appreciation (depreciation):
Investments	13,246,483
Securities sold short	1,674,116
Swap contracts	(2,186,109)

Net change in unrealized appreciation	12,734,490

Net realized and unrealized gain	21,695,420

Net increase in net assets resulting from operations	$30,209,465

See Notes to Financial Statements.

Blackstone Real Estate Income Master Fund

Statement of Changes in Net Assets

	Six-Months Ended 6/30/2015 (unaudited)	Period Ended 12/31/2014(1)
Increase in Net Assets
Operations:
Net investment income	$8,514,045	$5,775,826
Net realized gain (loss) on investments, securities sold short and swap contracts	8,960,930	(102,647)
Net change in unrealized appreciation (depreciation) from investments, securities sold short and swap contracts	12,734,490	2,927,870

Net increase in net assets resulting from operations	30,209,465	8,601,049

Capital Transactions:
Proceeds from subscriptions	94,447,979	542,649,840
Payments for repurchases	(15,285,688)	(4,242,387)

Net increase in net assets from capital transactions	79,162,291	538,407,453

Net increase in net assets	109,371,756	547,008,502

Net Assets:
Beginning of period	547,178,502	170,000

End of period	$656,550,258	$547,178,502

(1)	The Fund commenced investment operations on April 1, 2014.

See Notes to Financial Statements.

Blackstone Real Estate Income Master Fund

Statement of Cash Flow (Unaudited)

For the Period Ended June 30, 2015

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$30,209,465
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities
Net realized gain from investments	(5,233,570)
Net realized gain on securities sold short	(138,711)
Net unrealized appreciation of investments	(13,246,483)
Net unrealized appreciation of securities sold short	(1,674,116)
Purchases in investments in securities	(341,669,286)
Proceeds from disposition of investments in securities	203,968,693
Short-term investments, net	96,442,261
Proceeds from securities sold short	87,900,508
Payments to cover securities sold short	(34,015,313)
Net accretion of bond discount and amortization of bond premium	(906,521)
Decrease in swaps contracts, premium paid	170,923
Decrease in unrealized appreciation on swap contracts	137,029
Increase in unrealized depreciation on swap contracts	1,268,264
Increase in income receivable	(859,088)
Increase in receivable for variation margin on centrally cleared swaps	(519,336)
Increase in restricted cash segregated with counterparties	(96,141,506)
Increase in other assets	(221,226)
Decrease in deferred offering cost	23,736
Increase in swaps contracts, premium received	30,045
Increase in interest payable on securities sold short	1,056,938
Increase in payable to Investment Manager	274,954
Increase in Management Fees payable	365,452
Increase in Incentive Fees payable	3,822,733
Increase in accrued expenses	134,097
Increase in interest payable on reverse repurchase agreements	14,687

Net cash used in operating activities	(68,805,371)

Cash Flows from Financing Activities:
Proceeds from subscriptions	94,447,979
Payments for repurchases	(15,285,688)
Reverse repurchase agreements, net	31,558,000

Net cash provided by financing activities	$110,720,291

Net increase in cash	41,914,920
Cash, beginning of period	5,075,995

Cash, end of period	$46,990,915

Supplemental Disclosure of Cash Flow Information:
Cash paid during the period for interest	$2,526,869

See Notes to Financial Statements.

Blackstone Real Estate Income Master Fund

Financial Highlights

	Six-Months Ended 6/30/2015 (unaudited)	Period Ended 12/31/2014(1)
Total Return on Net Asset Value(2)	5.33%	2.43%

Ratios to Average Net Assets(3):
Expenses before waiver from Investment Manager and Incentive Fees(4)	3.60%	3.57%
Incentive Fees	1.74%	0.52%

Expenses before waiver from Investment Manager(4)	5.34%	4.09%
Waiver from Investment Manager	(1.10)%	(0.48)%

Net expenses after waiver from Investment Manager(4)	4.24%	3.61%

Net investment income excluding Incentive Fees	2.78%	2.49%

Net investment income	1.04%	1.97%

Supplementary Data:
Net assets, end of period (000 omitted)	$656,550	$547,179

Portfolio Turnover(5)	42%	31%

(1)	For the period April 1, 2014 (commencement of investment operations) to December 31, 2014.
(2)	Total Return has not been annualized.
(3)	Financial ratios have been annualized.
(4)	Includes interest expense on securities sold short and reverse repurchase agreements of 1.17% for the period ended June 30, 2015.
(5)	Percentage represents the results for the period presented and has not been annualized.

See Notes to Financial Statements.

Blackstone Real Estate Income Master Fund

Notes to Financial Statements

For the Period Ended June 30, 2015 (Unaudited)

1. Organization

Blackstone Real Estate Income Master Fund (the ‘‘Master Fund’’), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is a non-diversified, closed-end management investment company. Blackstone Real Estate Income Fund (“Feeder Fund I”) and Blackstone Real Estate Income Fund II (“Feeder Fund II” and together with Feeder Fund I, the “Feeder Funds”) invest substantially all of their assets in the Master Fund. The Master Fund commenced investment operations on April 1, 2014. The Master Fund’s investment objective is to seek long-term total return, with an emphasis on current income, by primarily investing in a broad range of real estate-related debt investments.

The investment manager of the Master Fund and the Feeder Funds is Blackstone Real Estate Income Advisors L.L.C. (the “Investment Manager”), an investment advisor registered under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member thereof, a “Trustee”) of the Master Fund and the Feeder Funds supervises the conduct of the Master Fund’s and the Feeder Funds’ affairs and, pursuant to their investment management agreements (the “Investment Management Agreements”), has engaged the Investment Manager to manage the Master Fund’s and the Feeder Funds’ day-to-day investment activities and operations.

2. Basis of Presentation

The Master Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board.

The Master Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars.

The preparation of the financial statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the amount of reported assets, liabilities, and the disclosure of contingent assets and liabilities. Actual results could differ from these estimates and these differences could be material.

3. Significant Accounting Policies

Valuation Policy

For purposes of calculating the Master Fund’s net asset value (“NAV”), the Master Fund values its investments in securities, securities sold short, derivative financial instruments and other investments (together, the “investments”) based on market quotations or at fair value. Market quotations can be obtained from third party pricing service providers or broker-dealers. The Investment Manager will use commercially reasonable efforts to obtain two or more reliable quotations for each investment and in connection therewith will value such investments based on the average of the quotations obtained. U.S. GAAP defines fair value as the price that the Master Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date. The Board has established procedures for determining the fair value of investments (the “Valuation Procedures”). The Board has delegated to the Investment Manager day-to-day responsibility for implementing the Valuation Procedures. The Investment Manager provides oversight of the valuation and pricing function of the Master Fund for all investments. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined in good faith by the Investment Manager, and such determinations shall be reported to the Board. Due to the inherent uncertainty of these estimates, estimates of fair value may differ from the values that would have been used had a ready

Blackstone Real Estate Income Master Fund

Notes to Financial Statements (Continued)

For the Period Ended June 30, 2015 (Unaudited)

market for these investments existed and the differences could be material. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations. The Board has delegated to the Investment Manager the responsibility for monitoring significant events that may materially affect the values of the Master Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made as of June 30, 2015.

Fair Value Measurements

Current fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The hierarchy established under the fair value guidance gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Master Fund does not adjust the quoted price for these investments.

Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

Level 3 – pricing inputs are unobservable and include instances where there is minimal, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

A description of the valuation techniques applied to the Master Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, mezzanine debt, U.S. Treasury obligations, foreign debt obligations, bank loans, and trade claims, are generally valued by broker-dealer quotations or third party pricing service providers on the basis of last available bid price. In determining the

Blackstone Real Estate Income Master Fund

Notes to Financial Statements (Continued)

For the Period Ended June 30, 2015 (Unaudited)

value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models to determine the reported price. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above and have multiple pricing sources are categorized as Level 2 within the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by broker-dealer quotations or third party pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider the attributes applicable to a particular class of the security (e.g., credit rating, seniority), current market data, estimated cash flows and relative market yield for each class, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above and have multiple pricing sources are categorized as Level 2 within the fair value hierarchy.

Short Sales

The Master Fund sells securities short (a “Short Sale”) from time to time. A Short Sale is a transaction whereby the Master Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Master Fund’s broker executes a stock borrow transaction to deliver the securities resulting from the Master Fund’s Short Sale. The Master Fund is obligated to repurchase the securities at the market price at the time of replacement. The Master Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Master Fund establishes a liability which is recorded as securities sold short in the Statement of Assets and Liabilities to represent securities due under the Short Sale agreement. The Master Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short in the Statement of Operations. Unrealized appreciation or depreciation for the difference between the proceeds received and the fair value of the open Short Sale position is recorded as net unrealized appreciation or depreciation from securities sold short in securities in the Statement of Operations. A realized gain or loss is recognized when the short position is closed as a realized gain or loss from securities sold short in securities in the Statement of Operations.

Equity Securities

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded. Securities that use similar valuation techniques and inputs as described above are categorized as Level 1 within the fair value hierarchy.

OTC Derivative Financial Instruments

Over the counter (“OTC”) derivative financial instruments, such as credit default swaps, interest rate swaps and total return swaps, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by third party pricing service providers and/or based on broker dealer quotations. Depending on the product and the terms of the transaction, the value of derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use

Blackstone Real Estate Income Master Fund

Notes to Financial Statements (Continued)

For the Period Ended June 30, 2015 (Unaudited)

inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Investment Transactions and Related Investment Income

Investment transactions are recorded as of the trade date for financial reporting purposes. Interest income, which includes amortization of premiums and accretion of discounts on non-defaulted fixed income securities, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Realized gains and losses on investments are determined on the identified cost basis using the first in first out methodology.

Cash

At June 30, 2015, the Master Fund held $46,990,915 at a major U.S. bank.

Contingencies

Under the Master Fund’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), the Master Fund’s officers and each Trustee are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Fund. Additionally, in the normal course of business, the Master Fund may enter into contracts that contain a variety of representations and indemnification obligations and expects the risk of loss to be remote. Each Feeder Fund bears its pro rata share of the Master Fund’s expenses, subject to reimbursement by the Investment Manager, pursuant to an expense limitation and reimbursement agreement between each Feeder Fund and the Investment Manager (the ‘‘Expense Limitation and Reimbursement Agreements’’).

Income Taxes

The Master Fund is classified as a partnership for federal income tax purposes. As such, each investor in the Master Fund is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Fund. Therefore, no federal income tax provision is required. The Master Fund plans to file U.S. Federal and various state and local tax returns. All the Master Fund’s assets are managed so that the Feeder Funds can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

For the current open tax year and all major jurisdictions, management of the Master Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

Offering Costs

At June 30, 2015, the Master Fund had $96,262 payable to the Investment Manager for offering costs paid by the Investment Manager on behalf of the Master Fund and the Feeder Funds. This amount is included as part

Blackstone Real Estate Income Master Fund

Notes to Financial Statements (Continued)

For the Period Ended June 30, 2015 (Unaudited)

of the Payable to Investment Manager on the Statement of Assets and Liabilities. Offering costs have been amortized over 12 months on a straight-line basis. The amortization of offering cost was $23,736 for the period ended June 30, 2015.

Segregation and Collateralization

In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) and its staff require that the Master Fund segregate assets in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, swaps and options written), or transactions considered to reflect borrowings (e.g., reverse repurchase agreements), the Master Fund will, consistent with SEC rules and/or certain interpretive guidance issued by the SEC, segregate assets or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges, third party broker-dealers, futures commissions merchants and clearing organizations, a fund engaging in such transactions may have requirements to deliver/deposit cash or securities to/with an exchange, broker-dealer, futures commission merchant or clearing organization as collateral or margin for certain investments to the extent consistent with the 1940 Act and interpretive positions of the SEC and its staff. The Master Fund may mitigate counterparty risk by contractually requiring its counterparties to post collateral in an International Swaps and Derivatives Association, Inc. master agreement and credit support annex (collectively, an “ISDA Master Agreement”) implemented between the Master Fund and each of its respective counterparties, as well as through netting provisions contained in the ISDA Master Agreement and reaching other financial agreements between the Master Fund and its counterparty in the ISDA Master Agreement. An ISDA Master Agreement may contain certain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. At June 30, 2015, the Master Fund used the gross method of presentation in the financial statements and did not elect to offset amounts eligible for offset under enforceable master netting arrangements or similar agreements. Collateral pledged by the Master Fund is segregated by the Master Fund’s custodian and identified as such in the Master Fund’s portfolio. Collateral can be in the form of cash or securities as agreed to by the Master Fund and the applicable counterparty. Typically, the Master Fund and counterparties are not permitted to sell, repledge or otherwise use the collateral they receive.

The Master Fund manages counterparty risk by entering into agreements only with counterparties that are believed to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The agreements entered into by the Master Fund typically contain credit risk related features that are triggered under certain circumstances. Such circumstances may include agreed upon net asset value thresholds. If triggered, the counterparty may terminate the contract and any transactions thereunder.

Reverse Repurchase Agreements

The Master Fund enters into reverse repurchase agreements from time to time. In a reverse repurchase agreement, the Master Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Master Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Master Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Master Fund may decline below the price of the securities the Master Fund is obligated to

Blackstone Real Estate Income Master Fund

Notes to Financial Statements (Continued)

For the Period Ended June 30, 2015 (Unaudited)

repurchase. The Master Fund’s use of reverse repurchase agreements also subjects the Master Fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, repurchase agreements and reverse repurchase agreements entail the same risks as over-the-counter derivatives, as described below in Notes 4 and 8. These include the risk that the counterparty to the agreement may not be able to fulfill its obligations, including, for example, if the value of the securities subject to repurchase exceed the Master Fund’s liability under the reverse repurchase agreement, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. Securities subject to repurchase under reverse repurchase agreements are designated as such in the Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of June 30, 2015, the face value of open reverse repurchase agreements was $320,620,000. The weighted average daily balance of reverse repurchase agreements outstanding during the period ended June 30, 2015 was approximately $288,597,849 at a weighted average daily interest rate of 1.80%.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA may also permit, upon the occurrence of an event of default by one party, the offsetting of obligations under the MRA against obligations under other agreements with the same counterparty to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The following table presents the Master Fund’s outstanding reverse repurchase agreements, including accrued interest, which are subject to enforceable MRAs, as well as the collateral delivered related to those reverse repurchase agreements.

Counterparty	Reverse Repurchase Agreement	Collateral Pledged to Counterparty(1)	Net Amount
Bank of America Merrill Lynch	$131,972,638	$(131,972,638)	$—
RBC Capital Markets, LLC	189,168,729	(189,168,729)	—

Total	$321,141,367	$(321,141,367)	$—

(1)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

Repurchase Agreements

The Master Fund enters into repurchase agreements from time to time. Repurchase agreements typically involve the acquisition by the Master Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The repurchase agreement provides that the Master Fund will sell the securities back to the institution at a fixed time in the future. The Master Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Master Fund could experience both delays in liquidating the underlying securities and losses, including: (1) possible decline in the value of the underlying security during the period in which the Master Fund seeks to enforce its rights thereto; (2) possible lack of access to income on the underlying security during this period; and (3) expenses of enforcing its rights. In addition, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Master Fund generally will seek to liquidate such collateral. However, the exercise of the Master Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Master Fund could suffer a loss.

Blackstone Real Estate Income Master Fund

Notes to Financial Statements (Continued)

For the Period Ended June 30, 2015 (Unaudited)

4. Derivative Financial Instruments

Forward Foreign Currency Exchange Contracts

The Master Fund may enter into forward foreign currency exchange contracts from time to time to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forward foreign currency exchange contracts, are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a forward foreign currency contract fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on forward foreign currency exchange contracts. When a contract is closed, the Master Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Master Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Master Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Master Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Swap Agreements

The Master Fund enters into swaps from time to time, which include total return, interest rate, and credit default swap agreements (“swaps”). Swaps are typically bilaterally negotiated agreements between the Master Fund and a counterparty in which the Master Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter market or may be executed in a multilateral or other trade facility platform, such as a registered exchange.

The Master Fund may enter into swap agreements for investment purposes or managing exposure to interest rates, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Master Fund as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Master Fund as collateral for Swaps identified in the Schedule of Investments and segregated cash, if any, are reflected on the Statement of Assets and Liabilities.

Credit Default Swaps: The Master Fund enters into OTC and/or centrally cleared credit default swap contracts from time to time to hedge credit risk, to hedge market risk, or to gain exposure on single-name issues and/or baskets of securities. In an OTC credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Master Fund or made by the Master Fund is recorded as a liability or asset, respectively, in

Blackstone Real Estate Income Master Fund

Notes to Financial Statements (Continued)

For the Period Ended June 30, 2015 (Unaudited)

the Statement of Assets and Liabilities. Periodic payments received or paid by Master Fund are recorded as realized gains or losses. OTC credit default swap contracts are marked to market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Interest Rate Swaps: The Master Fund enters into OTC and/or centrally cleared interest rate swap contracts from time to time to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Master Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Master Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Master Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Master Fund is recorded as a liability on the Master Fund’s Statement of Assets and Liabilities. An upfront payment made by the Master Fund is recorded as an asset on the Statement of Assets and Liabilities. OTC and centrally cleared interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Master Fund enters into OTC total return swap contracts from time to time to pass on the investment returns experienced in the underlying financial instrument to the Master Fund. In a total return swap, the Master Fund receives the economic returns of the underlying financial instrument, inclusive of any mark to market earned from the date of such purchase of the underlying instrument, any interest earned from the settlement date of the underlying instrument less a swap financing fee, which is typically LIBOR plus a spread. The total return swap derives its value from the valuation of underlying financial instruments. The underlying financial instruments for the total return swap held at period end were loans. The swap is valued daily at current market value and any unrealized appreciation or depreciation is included in the net change in unrealized appreciation/(depreciation) on swap contracts. Gain or loss is realized on the termination date of the swap and when periodic payments are received or made at the end of each measurement period. During the period the swap is open, the Master Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

Blackstone Real Estate Income Master Fund

Notes to Financial Statements (Continued)

For the Period Ended June 30, 2015 (Unaudited)

At June 30, 2015, the Master Fund had the following derivative financial instruments, presented on a gross basis and categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Credit	Swaps contacts, premiums paid and unrealized appreciation	$—	Swap contracts, premiums received and unrealized depreciation	$1,348,071
	Centrally cleared swaps, at fair value (a)	—	Centrally cleared swaps, at fair value (a)	10,094,899
Interest Rate	Centrally cleared swaps, at fair value (a)	—	Centrally cleared swaps, at fair value (a)	525,440

Total		$—		$11,968,410

(a)

Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables present information about the amount of net realized gain (loss) and net unrealized appreciation (depreciation) on derivative financial instruments for the period ended June 30, 2015:

Statement of Operations Location— Net Realized Gain (Loss)	Credit	Interest
Swap contracts	$3,588,649	$—

Statement of Operations Location— Net Unrealized Appreciation (Depreciation)	Credit	Interest
Swap contracts	$(2,004,708)	$(181,401)

The average notional amounts below represent the Master Fund’s average volume for the period ended June 30, 2015:

Derivative Description	Average Notional or Face Amount(a)
Swap contracts	$328,530,568

(a)	Averages are based on activity levels during the period ended June 30, 2015.

Netting Arrangements

The Master Fund uses master netting arrangements, which allows certain derivative financial instruments and collateral with the same counterparty to be offset to minimize counterparty credit exposure. The following table presents information related to derivative financial instruments and collateral related to securities loaned that are subject to an enforceable master netting arrangement or similar agreement (“MNA”) and are not offset, as shown in the Statement of Assets and Liabilities as of June 30, 2015.

Blackstone Real Estate Income Master Fund

Notes to Financial Statements (Continued)

For the Period Ended June 30, 2015 (Unaudited)

The following table presents the Master Fund’s derivative financial instrument’s asset and liabilities by counterparty net of related collateral received/pledged by the Master Fund at June 30, 2015:

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amount of Assets Presented in Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received(1)	Net Amount(2)
Counterparty
Citibank N.A.	$72,466	$(72,466)	$—	$—

	$72,466	$(72,466)	$—	$—

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amount of Liabilities Presented in Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged(1)	Net Amount
Counterparty
Citibank N.A.	$1,455,180	$(72,466)	$—	$1,382,714
Goldman Sachs & Co.	304,487	—	—	304,487
Morgan Stanley & Co. LLC	178,432	—	—	178,432

	$1,938,099	$(72,466)	$—	$1,865,633

(1)	Excess of collateral received/pledged from the individual counterparty is not shown for financial reporting purposes.

(2)	Net amount represents the net amount receivable from the counterparty in the event of default.

Blackstone Real Estate Income Master Fund

Notes to Financial Statements (Continued)

For the Period Ended June 30, 2015 (Unaudited)

5. Fair Value Hierarchy

The following is a summary categorization, as of June 30, 2015, of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

Asset Description:	Level 1	Level 2	Level 3	Total
Investment in Securities:
Commercial Mortgage-Backed Securities	$—	$647,467,917	$28,544,899	$676,012,816
Interest Only Commercial Mortgage-Backed Securities	—	9,210,239	—	9,210,239
Mezzanine Debt	—	165,142,144	—	165,142,144
Bank Loan	—	17,028,000	—	17,028,000
Common Stock	21,524,843	—	—	21,524,843
Repurchase Agreements	—	51,006,706	—	51,006,706
Total Investments in Securities	$21,524,843	$889,855,006	$28,544,899	$939,924,748
Cash	46,990,915	—	—	46,990,915
Restricted cash segregated with counterparties	130,117,047	—	—	130,117,047
Total Assets	$198,632,805	$889,855,006	$28,544,899	$1,117,032,710

Liability Description:	Level 1	Level 2	Level 3	Total
Securities Sold Short	$—	$132,609,617	$—	$132,609,617
Reverse Repurchase Agreements	—	321,141,367	—	321,141,367
Credit Default Swap Contracts	—	11,372,605	—	11,372,605
Total Return Swap Contract(1)	—	70,365	—	70,365
Interest Rate Swap Contract	—	525,440	—	525,440
Total Liabilities	$—	$465,719,394	$—	$465,719,394

(1)	Represents unrealized appreciation (depreciation).

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2015.

The changes in investments measured at fair value for which the Master Fund used Level 3 inputs to determine fair value are as follows:

Asset Description:	Commercial Mortgage- Backed Securities
Balance as of January 1, 2015	$47,005,068
Transfers In	—
Transfers Out	—
Purchases	—
Sales	(24,087,232)
Net realized gain (loss)	1,394,689
Amortization Premium/Discount	125,536
Net change in unrealized appreciation	4,106,838

Balance as of June 30, 2015	$28,544,899

Net change in unrealized appreciation related to investments still held as of June 30, 2015	$4,061,181

Blackstone Real Estate Income Master Fund

Notes to Financial Statements (Continued)

For the Period Ended June 30, 2015 (Unaudited)

Investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.

6. Fund Terms

Repurchases

Repurchases will be made only at such times and on such terms as may be determined by the Master Fund’s Board, in its sole discretion.

7. Related Party Transactions

Management Fee

In consideration of the advisory and other services provided by the Investment Manager to the Master Fund pursuant to the Investment Management Agreement, the Master Fund pays the Investment Manager an annual fee, payable quarterly and accruing monthly, in an amount equal to 1.50% of the Master Fund’s Managed Assets. “Managed Assets” is defined as net assets, plus the amount of leverage for investment purposes. Effective October 1, 2014 thru December 31, 2015, the Investment Manager agreed to temporarily reduce its Management Fee to an annualized rate of 0.75% of the Master’s Managed Assets. The Investment Manager may, in its sole discretion and at any time (including prior to December 31, 2015), elect to extend, terminate or modify its voluntary waiver. The Management Fee, after the voluntary reduction, was $3,369,950 for the period ended June 30, 2015.

Incentive Fee

The Master Fund accrues a performance-based incentive fee (the “Incentive Fee”) on a monthly basis throughout the fiscal year of the Master Fund. The Incentive Fee is paid to the Investment Manager promptly after the end of each fiscal year of the Master Fund pursuant to the Master Fund’s investment management agreement. The Incentive Fee is determined as of the end of the fiscal year in an amount equal to 15% of the amount by which the Master Fund’s Net Capital Appreciation (as defined below) for each Fiscal Period (as defined below) ending within or coterminous with the close of such fiscal year exceeds the balance of the loss carryforward account and any allocated Management Fee expense for such Fiscal Period, without duplication for any Incentive Fees paid during such fiscal year. The Master Fund also pays the Investment Manager the Incentive Fee in the event a Fiscal Period is triggered in connection with a repurchase offer by the Master Fund. For purposes of calculating the Incentive Fee, “Net Capital Appreciation” means, with respect to any Fiscal Period, the difference, if any, between (x) the sum of (i) the value of the Master Fund’s net asset value at the end of that Fiscal Period (prior to the Incentive Fee for such Fiscal Period) increased by the dollar amount of the Master Fund’s interests repurchased during the Fiscal Period (excluding repurchases as of the last day of the Fiscal Period after determination of the Incentive Fee), (ii) the amount of any dividends, distributions or withdrawals paid to shareholders during the Fiscal Period and not reinvested in the Master Fund (excluding any dividends and other distributions to be paid as of the last day of the Fiscal Period), and (iii) the Management Fee expense and sales load (or other similar sales load) for that Fiscal Period, and (y) the sum of (i) the value of the Master Fund’s net asset value at the beginning of that Fiscal Period (prior to the Management Fee for such Fiscal Period), increased by the dollar amount of the Master Fund’s interests issued during the Fiscal Period (excluding any shares issued in connection with the reinvestment of dividends and other distributions paid by the Master Fund) and (ii) the amount of any subscriptions to the Master Fund during that Fiscal Period. All calculations of Net Capital Appreciation will be made (without duplication) after deduction of all general, administrative and other operating expenses of the Master Fund (excluding the Incentive Fee) and any amounts necessary, in the Investment Manager’s sole

Blackstone Real Estate Income Master Fund

Notes to Financial Statements (Continued)

For the Period Ended June 30, 2015 (Unaudited)

discretion, as appropriate reserves for such expenses. “Fiscal Period” means each twelve-month period ending on the Master Fund’s fiscal year-end, provided that whenever the Master Fund conducts a repurchase offer, each of the periods of time from the last Fiscal Period-end through the effective date of the repurchase offer and the period of time from the effective date of the repurchase offer through the next Fiscal Period-end also constitutes a Fiscal Period. The Master Fund’s Incentive Fee was $5,331,082 for the period ended June 30, 2015.

Expense Payments

The Investment Manager may from time to time pay expenses on behalf of the Master Fund and is subsequently reimbursed for such payments. As of June 30, 2015, the Master Fund had $893,379 payable to the Investment Manager which includes $96,262 of offering costs, recorded in the Statement of Assets and Liabilities.

8. Financial Instruments and Off-Balance Sheet Risk

Market Risk: In the normal course of business, the Master Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Master Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Master Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations.

Credit and Counterparty Risk: The Master Fund will be subject to credit risk with respect to the counterparties to its derivatives contracts (whether a clearing corporation in the case of exchange-traded instruments or another third party in the case of OTC instruments) entered into by the Master Fund. The Investment Manager will evaluate and monitor the creditworthiness of counterparties in order to ensure that such counterparties can perform their obligations under the relevant agreements. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Master Fund may experience significant delays in obtaining any recovery under the derivative contract in a dissolution, assignment for the benefit of creditors, liquidation, winding-up, bankruptcy or other analogous proceeding. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Master Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Master Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying security. The Master Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Currently, certain categories of interest rate and credit default swaps are subject to mandatory clearing, and more are expected to be cleared in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivative transactions because generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that a clearing house, or its members, will satisfy the clearing house’s obligations to the Master Fund. Counterparty risk with respect to certain exchange-traded and over-the-counter derivatives may be further complicated by recently enacted U.S. financial reform legislation. Cash collateral that has been pledged to cover obligations of the Master Fund under derivative financial instrument contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Blackstone Real Estate Income Master Fund

Notes to Financial Statements (Continued)

For the Period Ended June 30, 2015 (Unaudited)

Liquidity Risk: Some securities held by the Master Fund may be difficult to sell, or illiquid, during times of market turmoil or otherwise. Illiquid securities may also be difficult to value. If the Master Fund is forced to sell an illiquid asset to meet repurchase requests or other cash needs, the Master Fund may be forced to sell at a loss or at a price lower than it could have otherwise received.

Non-Diversification Risk: The Master Fund is classified as a “non-diversified” investment company which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Master Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.

Additional risks associated with each type of investment are described within the respective security type notes. Each Feeder Fund’s prospectus includes a discussion of the principal risks of investing in such Feeder Fund and indirectly in the Master Fund.

9. Investment Transactions

The aggregate cost of purchases and proceeds of sales of investments in securities (excluding U.S. Treasury obligations and U.S. government sponsored agency securities) (including maturities), other than short-term investments (if applicable), for the period ended June 30, 2015 were as follows:

Purchases	$375,684,599
Sales	$291,869,201

10. Administration Agreements

The Master Fund and the Feeder Funds have entered into administration, custody and transfer agency agreements (the “Administration Agreements”) with State Street Bank and Trust Company (“State Street”). State Street and/or its affiliates are responsible for providing administration, custody and transfer agency services for the Master Fund and the Feeder Funds, including, but not limited to: (i) maintaining corporate and financial books and records of the Master Fund and the Feeder Funds, (ii) providing administration services and (iii) performing other accounting and clerical services necessary in connection with the administration of the Master Fund and the Feeder Funds. The services performed by State Street may be completed by one or more of its affiliated companies.

11. Recent Accounting Pronouncements

Recent Accounting Standards: In June 2014, the Financial Accounting Standards Board (the “FASB”) issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years.

12. Subsequent Events

The Investment Manager has evaluated the impact of subsequent events through the date of financial statement issuance, and determined there were no subsequent events outside the normal course of business requiring adjustment to or disclosure in the financial statements.

Blackstone Real Estate Income Master Fund

Supplemental Information

June 30, 2015 (Unaudited)

Form N-Q Filings

The Master Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov within 60 days after the Master Fund’s first and third fiscal quarters. The Master Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings and allocations shown on any Form N-Q are as of the date indicated in the filing and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Proxy Voting Policies

The Master Fund and the Feeder Funds have delegated proxy voting responsibilities to the Investment Manager, subject to the Board’s general oversight. A description of the policies and procedures used to vote proxies related to the Master Fund’s and the Feeder Funds’ portfolio securities, and information regarding how the Master Fund and Feeder Funds voted proxies relating to their portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling toll free, 1-800-248-1621 and (2) on the SEC’s website at http://www.sec.gov.

Additional Information

Each Feeder Fund’s registration statement includes additional information about the Trustees of the Master Fund. The registration statement is available, without charge, upon request by calling 1-855-890-7725.

Blackstone

Blackstone Registered Funds

Privacy Notice

Rev August, 2015

FACTS	WHAT DO BLACKSTONE REGISTERED FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number and income

■    Assets and investment experience

■    Risk tolerance and transaction history

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Blackstone Registered Funds (as defined below) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do Blackstone Registered Funds share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

Questions?	Email us at GLB.privacy@blackstone.com

Who we are
Who is providing this notice?	Blackstone Registered Funds include Blackstone Alternative Alpha Fund, Blackstone Alternative Alpha Fund II, Blackstone Real Estate Income Fund, Blackstone Real Estate Income Fund II, Blackstone Alternative Investment Funds, on behalf of its series Blackstone Alternative Multi-Manager Fund and Blackstone Alternative Multi-Strategy Fund, and the GSO Funds, consisting of Blackstone / GSO Senior Floating Rate Term Fund, Blackstone / GSO Long-Short Credit Income Fund and Blackstone / GSO Strategic Income Fund
What we do
How do Blackstone Registered Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do Blackstone Registered Funds collect my personal information?

We collect your personal information, for example, when you:

■    open an account or give us your income information

■    provide employment information or give us your contact information

■    tell us about your investment or retirement portfolio

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

■    sharing for affiliates’ everyday business purposes—information about your creditworthiness

■    affiliates from using your information to market to you

■    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account—unless you tell us otherwise.
Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    Our affiliates include companies with a Blackstone name and financial companies such as GSO Capital Partners LP and Strategic Partners Fund Solutions.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Blackstone Registered Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Our joint marketing partners include financial services companies.
Other important information

California Residents—In accordance with California law, we will not share information we collect about California residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will also limit the sharing of information about you with our affiliates to the extent required by applicable California law.

Vermont Residents—In accordance with Vermont law, we will not share information we collect about Vermont residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will not share creditworthiness information about Vermont residents among Blackstone Registered Funds’ affiliates except with the authorization or consent of the Vermont resident.

Blackstone Real Estate Income Fund II

Blackstone Real Estate Income Master Fund

Trustees

Michael B. Nash, Chairman

Benedict Aitkenhead

Edward H. D’Alelio

Michael Holland

Thomas W. Jasper

Investment Manager

Blackstone Real Estate Income Advisors L.L.C.

345 Park Avenue

New York, New York 10154

Administrator, Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company

100 Huntington Avenue

Copley Place Tower 2, Floor 3

Mail Code: CPH0255

Boston, MA 02116

Officers

Michael B. Nash, President and Chief Executive Officer

Randall Rothschild, Chief Operating Officer

Judy Turchin, Chief Legal Officer

Garrett Goldberg, Chief Financial Officer and Treasurer

Leon Volchyok, Chief Compliance Officer and Secretary

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Two World Financial Center

New York, New York 10281

Legal Counsel

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, New York 10017

This report, including the financial information herein, is transmitted to the shareholders of Blackstone Real Estate Income Fund II for their information. It is not a prospectus or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

You can request a copy of the Fund’s prospectus and statement of additional information without charge by calling the Fund’s transfer agent at 1-855-890-7725.

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The registrant’s Schedule of Investments as of the close of the reporting period is included in the Report to Shareholders filed under item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this semi-annual report.

Item 8.	Portfolio Managers of Closed-End Investment Management Companies.

(a)	Not applicable to this semi-annual report.

(b)	As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective as of the date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to this semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone Real Estate Income Fund II

By:	/s/ Michael Nash
Michael Nash (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date: September 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Nash
Michael Nash (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date: September 3, 2015

By:	/s/ Garrett Goldberg
Garrett Goldberg (Principal Financial and Accounting Officer) Chief Financial Officer and Treasurer

Date: September 3, 2015